Long Term Borrowings - Summary of Loans (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Apr. 27, 2011
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 14,161,243	$ 13,974,794
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	7,167,232	7,266,315	$ 7,482,459
Other Long-term Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	4,060,357	4,060,357
Interest Payables
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings	$ 2,933,654	$ 2,648,122